Label	Element	Value
PF Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED AUGUST 2, 2021

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2021

FOR CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2021 for Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. This supplement applies to the PF Emerging Markets Debt Fund, PF International Large-Cap Fund and PF International Small-Cap Fund only. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

PF Emerging Markets Debt Fund – At a meeting held on June 16, 2021, the Board of Trustees (the “Board”) of Pacific Funds Series Trust (“Pacific Funds”), including a majority of the Independent Trustees, approved Principal Global Investors, LLC (“PGI”) to serve as the sub-adviser of the PF Emerging Markets Debt Fund effective October 29, 2021, replacing Ashmore Investment Management Limited.

In connection with the sub-adviser change, certain principal investment strategies of the Fund will change as described below. In order to facilitate these changes, a portion of the holdings of the Fund may be sold and new investments purchased in accordance with recommendations by PGI. Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, may begin this transitioning prior to October 29, 2021.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	PF Emerging Markets Debt Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	PF Emerging Markets Debt Fund – The Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2023
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The table in the Example subsection will be deleted and replaced with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The disclosure in the Principal Investment Strategies subsection will be deleted and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in debt instruments that are economically tied to emerging market countries, which may be represented by instruments such as derivatives. These instruments may be issued by governments (sovereigns), government-guaranteed or majority government-owned entities (quasi-sovereigns), government agencies and instrumentalities and corporate issuers and may be denominated in any currency, including the local currency of the issuer.

The sub-adviser considers emerging market countries to include any country included in the Fund’s benchmark index, the J.P. Morgan Emerging Markets Blended Index – Equal Weighted, which is designed to track the returns of emerging market debt instruments.

The Fund may invest up to 25% of its assets in issuers that are economically tied to any one emerging market country. The Fund may invest a relatively high percentage of its assets in securities of issuers in a small number of countries or a particular geographic region. However, under normal market conditions, the Fund generally expects to invest in a number of different foreign countries.

Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. When selecting investments, the sub-adviser decides what duration to maintain. The Fund will normally maintain a weighted average duration of between 2 and 10 years.

The Fund may invest in debt instruments of any credit quality, and is expected to invest more than 10% of its assets in debt instruments that are non-investment grade (high yield/high risk, sometimes called “junk bonds”).

The sub-adviser may use forwards, options, swaps and futures contracts. Forwards, futures contracts, options and swaps may be purchased or sold to gain or increase exposure to various markets, to shift currency exposure from one country to another, for efficient portfolio management purposes and/or to hedge against market fluctuations. These derivatives may also be used to attempt to reduce certain risks, hedge existing positions, adjust certain characteristics of the Fund and gain exposure to particular assets as a substitute for direct investment in the assets.

In selecting investments for the Fund, the sub-adviser follows a portfolio construction process, blending both technical and fundamental considerations. The investment philosophy focuses on total return, is not managed in reference to a benchmark and invests with an intent to limit potential capital loss through active portfolio management, including asset allocation, credit selection and issuer diversification, and attempts to deliver a superior return adjusted for a minimal level of volatility through the whole market cycle.

The sub-adviser may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In the Principal Risks subsection, Borrowing Risk and Reverse Repurchase Agreements Risk will be deleted. Derivatives Risk will be deleted and replaced with the following:

●	Derivatives Risk: The Fund’s use of forwards, futures contracts, swap agreements and options (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, price volatility risk, regulatory risk, liquidity and valuation risk, correlation risk, and segregation risk. Each of these risks is described in Derivatives Risk in the Additional Information About Principal Risks section of the Prospectus. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the Performance subsection, the first paragraph will be deleted and replaced with the following:

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Average Annual Total Returns table includes both the broad-based market index the current sub-adviser uses as its benchmark as well as the broad-based market index that was utilized by the immediately prior sub-adviser. The benchmark index was changed in connection with the Fund’s change in sub-adviser and reflects the emerging market debt asset class utilized by the current sub-adviser for the Fund.

Principal Global Investors, LLC began managing the Fund on October 29, 2021, and some investment policies changed at that time. Another firm managed the Fund before that date.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Also in the Performance subsection, the Average Annual Total Returns table will be deleted and replaced with the following:
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2020)
PF Emerging Markets Debt Fund | J.P. Morgan Emerging Markets Blended Index (EMBI) – Equal Weighted (reflects no deductions for fees, expenses or taxes) (based on Class P inception date) (current index as of October 29, 2021)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
PF Emerging Markets Debt Fund | J.P. Morgan EMBI Global Diversified (reflects no deductions for fees, expenses or taxes) (based on Class P inception date) (former index)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
PF Emerging Markets Debt Fund | CLASS P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	621
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,406
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	346
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	621
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,406
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
PF Emerging Markets Debt Fund | CLASS P | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.53%
PF Emerging Markets Debt Fund | CLASS P | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.83%

[1]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2022, and 0.30% from 8/1/2022 through 7/31/2023. This agreement shall automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment, along with the other expenses subject to the expense cap, would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.
[2]	The investment adviser has agreed to waive 0.05% of its management fee through 7/31/2023. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser.